Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of maturities of lease liabilities

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2021	$166
2022	40
2023	—
2024	—
2025	—
Total operating lease payments	$206
Less: imputed interest	(7)
Present value of operating lease liabilities	$199

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future Minimum
For the year ending December 31,	Rentals
2021	$845
2022	383
2023	74
2024	—
2025	—
Total	$1,302